January 2, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Bond Funds, Inc.

-Dreyfus Municipal Bond Fund

 1933 Act File No.: 2-56878
 1940 Act File No.: 811-2653
 CIK No.: 0000075176

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 63 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 26, 2013 for the above-referenced Fund.

Please address any comments or questions to my attention at 212-922-6850.

Sincerely,

/s/Faria Adam

Faria Adam
Supervisory Paralegal